UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2010

Date of reporting period:	October 31, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended October 31, 2010

Total Return for the 12 Months Ended October 31, 2010
Class A	Class B	Class C	Class I	Class R	Class W	MSCI EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
10.79%	9.95%	9.89%	11.05%	10.47%	10.67%	8.36%	11.06%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The 12-month period ended October 31, 2010 was volatile for global equity markets. There were several periods of gains followed by sharp losses but the end result was that the MSCI EAFE Index rose 8.36 percent for this one-year period. MSCI regional returns (in U.S. dollars) for the period were: Europe excluding the U.K. up 6.4 percent, Asia ex-Japan up 16.5 percent, Japan up 4.8 percent and the United Kingdom up 12.6 percent.

Much of the recent global economic data has improved recently. Worries about currency wars, jobs, housing, and the low velocity of money in the U.S. persist — but the mid-year deceleration in output appears to have bottomed for now. It looks to us like the tide is turning. Japan was an exception, and may be on the brink of a negative gross domestic product (GDP) data release, as industrial production has fallen and exports are weak.

The size of the U.S. Federal Reserve's new asset purchase program (the second round of quantitative easing, or QE2) was generally in line with expectations, and the strong initial equity and bond market reaction (and relatively moderate currency moves) have been encouraging, in our view. Chairman Ben Bernanke followed up the announcement of the program with an editorial in the Washington Post reiterating the central bank's commitment to its full employment mandate, and stressed that stock prices are an important transmission mechanism of monetary policy. That the wealth effect is an important economic input is not news, but skeptics do have a point that the Federal Reserve is running out of bullets, with little fiscal cover in sight.

Third quarter earnings releases have been generally strong, with 2010 full-year earnings estimates moving up for companies in both the U.S. and in Europe. According to Bloomberg, 77 percent of U.S. companies beat expectations in the third quarter, compared to 64 percent of European companies and only 20 percent of Japanese companies. While U.S. companies' reported profit margins are high, we expect they could be difficult to maintain especially if hiring picks up.

Equities continued to rally gradually throughout October, before breaking sharply higher on the formal announcement of QE2. The S&P 500® Index moved beyond its 2010 highs and back to its pre-Lehman crisis level. Equity valuations in our opinion are reasonable in the context of a benign global inflationary environment. The challenge in 2011, especially following QE2, will be the dichotomy between inflation expectations in the emerging versus the developed world. As the world rebounded from the financial crisis, growth and inflation were synchronized. That is no longer the case — and this will make regional and country allocations more difficult.

We believe the Fed's willingness to engage in QE2 was a worthwhile "insurance policy" to help the economy reach steadier growth. We believe the most likely path for the global economy is up, as the marginal economic, corporate and policy moves have been positive. That said, the list of risks remains long: U.S. political paralysis, a European debt blow up, a renewed downturn in U.S. housing, a U.S. state debt default, and possible inflation and currency upheaval in the emerging markets driven by excess global liquidity. We are watchful, but fully invested, as of the end of the reporting period.

Performance Analysis

All share classes of Morgan Stanley International Fund outperformed the MSCI EAFE Index (the "Index") and underperformed the Lipper International Large-Cap Core Funds Index for the 12 months ended October 31, 2010, assuming no deduction of applicable sales charges.

The Fund's relative performance was generally driven by the portfolio's cyclical tilt. The above-benchmark allocations to materials and the emerging markets contributed as did underweight positions in utilities and financials. The overweight to energy hampered performance as did underweights to Europe and the U.K. But, within Europe, Germany was strong and the overweight position in the country was a positive contributor.

Additionally, the Fund utilizes stock index futures as a means of implementing regional and country allocation decisions. We believe our ability to use these exposures as implementation tools is beneficial to the Fund's shareholders. Also, at times over the course of the 12-month period, the portfolio was hedged in a portion of its euro exposure, which contributed to performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 10/31/10
BHP Billiton Ltd.	2.4%
Nestle SA (Registered Shares)	2.4
HSBC Holdings PLC	1.8
Vodafone Group PLC	1.5
Royal Dutch Shell PLC (Class A)	1.2
Novartis AG (Registered Shares)	1.2
Siemens AG (Registered Shares)	1.2
Australia & New Zealand Banking Group Ltd.	1.1
Total SA	0.9
Roche Holding AG	0.9
TOP FIVE COUNTRIES as of 10/31/10
United Kingdom	18.7%
Japan	15.5
Switzerland	8.3
France	7.0
Australia	6.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B
Over 10 Years

Average Annual Total Returns—Period Ended October 31, 2010
Symbol	Class A Shares* (since 06/28/99) INLAX	Class B Shares** (since 06/28/99) INLBX	Class C Shares† (since 06/28/99) INLCX	Class I Shares†† (since 06/28/99) INLDX	Class R Shares# (since 03/31/08) INLRX	Class W Shares## (since 03/31/08) INLWX
1 Year	10.79%[3] 4.97 [4]	9.95%[3] 4.95 [4]	9.89%[3] 8.89 [4]	11.05%[3] —	10.47%[3] —	10.67%[3] —
5 Years	4.33 [3] 3.21 [4]	3.51 [3] 3.16 [4]	3.52 [3] 3.52 [4]	4.56 [3] —	— —	— —
10 Years	3.55 [3] 3.00 [4]	2.90 [3] 2.90 [4]	2.76 [3] 2.76 [4]	3.77 [3] —	— —	— —
Since Inception	3.39 [3] 2.90 [4]	2.80 [3] 2.80 [4]	2.60 [3] 2.60 [4]	3.61 [3] —	–4.81 [3] —	–4.64 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the US & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2010.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/10 – 10/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/10	10/31/10	05/01/10 – 10/31/10
Class A
Actual (6.96% return)	$1,000.00	$1,069.60	$7.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.74	$7.53
Class B
Actual (6.53% return)	$1,000.00	$1,065.30	$11.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.96	$11.32
Class C
Actual (6.51% return)	$1,000.00	$1,065.10	$11.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.96	$11.32
Class I
Actual (7.09% return)	$1,000.00	$1,070.90	$6.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$6.26

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/10	10/31/10	05/01/10 – 10/31/10
Class R
Actual (6.81% return)	$1,000.00	$1,068.10	$9.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.48	$8.79
Class W
Actual (6.97% return)	$1,000.00	$1,069.70	$8.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.24	$8.03

  @  Expenses are equal to the Fund's annualized expense ratios of 1.48%, 2.23%, 2.23%, 1.23%, 1.73%, and 1.58% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.49%, 2.24%, 2.24%, 1.24%, 1.74%, and 1.59% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that while the Fund's management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Fund's management fee, total expense ratio and performance were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010

NUMBER OF SHARES		VALUE
	Common Stocks (85.5%)
	Australia (6.4%)
	Air Freight & Logistics
1,328	Toll Holdings Ltd.	$8,065
	Beverages
1,810	Coca-Cola Amatil Ltd.	21,577
6,839	Foster's Group Ltd.	39,123
		60,700
	Biotechnology
954	CSL Ltd.	30,679
	Capital Markets
675	Macquarie Group Ltd.	23,935
	Chemicals
8,586	DuluxGroup Ltd. (a)	22,708
41,073	Incitec Pivot Ltd.	149,667
2,675	Nufarm Ltd. (a)(b)	11,922
8,586	Orica Ltd.	211,774
		396,071
	Commercial Banks
62,241	Australia & New Zealand Banking Group Ltd.	1,512,616
3,207	Commonwealth Bank of Australia	153,615
4,419	National Australia Bank Ltd.	110,206
4,501	Westpac Banking Corp.	100,083
		1,876,520
	Commercial Services & Supplies
3,303	Brambles Ltd.	20,610
	Construction & Engineering
793	Leighton Holdings Ltd. (b)	28,508
	Construction Materials
10,546	Boral Ltd.	45,350
	Containers & Packaging
20,438	Amcor Ltd.	134,534
	Diversified Telecommunication Services
7,188	Telstra Corp. Ltd.	18,799

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
1,368	Wesfarmers Ltd.	$44,408
527	Wesfarmers Ltd. (PPS)	17,237
3,256	Woolworths Ltd.	90,420
		152,065
	Health Care Providers & Services
485	Sonic Healthcare Ltd.	5,174
	Hotels, Restaurants & Leisure
1,338	TABCORP Holdings Ltd.	9,673
	Industrial Conglomerates
7,032	CSR Ltd.	12,537
	Insurance
4,634	AMP Ltd.	24,240
5,650	Insurance Australia Group Ltd.	21,031
2,145	QBE Insurance Group Ltd. (b)	36,097
1,895	Suncorp-Metway Ltd.	17,077
		98,445
	Media
3,245	Fairfax Media Ltd. (b)	4,609
	Metals & Mining
38,820	Alumina Ltd.	77,193
81,481	BHP Billiton Ltd.	3,345,823
22,960	BlueScope Steel Ltd.	44,868
32,914	Fortescue Metals Group Ltd. (a)	201,505
31,152	Newcrest Mining Ltd.	1,219,373
20,593	OneSteel Ltd.	54,464
71,809	OZ Minerals Ltd.	110,083
6,860	Rio Tinto Ltd.	555,651
3,830	Sims Metal Management Ltd.	61,640
		5,670,600
	Multi-Utilities
1,643	AGL Energy Ltd.	25,895
	Oil, Gas & Consumable Fuels
1,443	Caltex Australia Ltd.	16,424
2,477	Origin Energy Ltd.	38,676

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
1,710	Santos Ltd.	$21,139
1,568	Woodside Petroleum Ltd.	66,813
		143,052
	Real Estate Investment Trusts (REITs)
1,340	Stockland (Stapled Securities) (c)	4,948
	Real Estate Management & Development
3,307	Lend Lease Corp., Ltd. (Stapled Securities) (c)	23,356
	Transportation Infrastructure
7,808	Intoll Group (Stapled Securities)(Units) (c)	11,511
3,650	Macquarie Atlas Roads Group (Stapled Securities) (a)(c)	5,184
2,695	Transurban Group (Stapled Securities) (c)	13,833
		30,528
	Total Australia	8,824,653
	Austria (0.6%)
	Commercial Banks
5,651	Erste Group Bank AG	255,065
1,635	Raiffeisen International Bank Holding AG (b)	92,162
		347,227
	Diversified Telecommunication Services
8,605	Telekom Austria AG	131,742
	Electric Utilities
1,731	Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Class A) (b)	69,181
	Insurance
823	Vienna Insurance Group	44,266
	Metals & Mining
3,361	Voestalpine AG	133,249

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
2,064	OMV AG	$77,117
	Total Austria	802,782
	Belgium (0.6%)
	Beverages
2,742	Anheuser-Busch InBev N.V. (a)	11
5,879	Anheuser-Busch InBev N.V.	368,496
		368,507
	Chemicals
884	Solvay SA (Class A)	93,618
2,096	Umicore	98,661
		192,279
	Diversified Financial Services
435	Cie Nationale a Portefeuille	23,191
782	Groupe Bruxelles Lambert SA	69,255
		92,446
	Diversified Telecommunication Services
1,903	Belgacom SA	74,664
	Insurance
6,698	Ageas	20,593
	Pharmaceuticals
1,336	UCB SA (b)	51,823
	Total Belgium	800,312
	Bermuda (0.6%)
	Distributors
25,220	Li & Fung Ltd. (d)	133,238
	Electric Utilities
7,000	Cheung Kong Infrastructure Holdings Ltd. (d)	29,260
	Energy Equipment & Services
12,329	Seadrill Ltd. (b)	373,453
	Hotels, Restaurants & Leisure
8,713	Shangri-La Asia Ltd. (d)	19,604

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Real Estate Management & Development
9,384	Kerry Properties Ltd. (d)	$52,058
	Specialty Retail
20,298	Esprit Holdings Ltd. (d)	109,329
	Textiles, Apparel & Luxury Goods
7,500	Yue Yuen Industrial Holdings Ltd. (d)	26,899
	Trading Companies & Distributors
29,726	Noble Group Ltd. (b)	42,718
	Total Bermuda	786,559
	Brazil (0.7%)
	Aerospace & Defense
2,600	Empresa Brasileira de Aeronautica SA	18,426
	Commercial Banks
11,800	Banco do Brasil SA	228,463
	Diversified Financial Services
6,100	BM&F Bovespa SA	50,872
	Food Products
17,628	BRF - Brasil Foods SA	254,420
	Information Technology Services
1,700	Redecard SA	21,986
	Metals & Mining
4,400	Cia Siderurgica Nacional SA	72,846
2,600	Vale SA	81,886
		154,732
	Oil, Gas & Consumable Fuels
9,200	Petroleo Brasileiro SA	154,154
	Road & Rail
12,800	All America Latina Logistica SA (e)	121,052
	Total Brazil	1,004,105

NUMBER OF SHARES		VALUE
	Canada (0.0%)
	Media
191	Thomson Reuters Corp. (b)	$7,294
	Denmark (0.8%)
	Chemicals
972	Novozymes A/S (B Shares)	129,525
	Electrical Equipment
3,009	Vestas Wind Systems A/S (a)	96,030
	Marine
24	A P Moller - Maersk A/S (Class B)	208,283
	Pharmaceuticals
5,767	Novo Nordisk A/S (Class B)	607,041
	Road & Rail
2,395	DSV A/S	49,079
	Total Denmark	1,089,958
	Egypt (0.2%)
	Capital Markets
4,665	Egyptian Financial Group-Hermes Holding	23,435
	Commercial Banks
10,990	Commercial International Bank Egypt SAE	82,557
	Construction & Engineering
1,836	Orascom Construction Industries	83,550
	Diversified Telecommunication Services
7,212	Telecom Egypt	22,093
	Electrical Equipment
1,263	ElSwedy Cables Holding Co. (a)	11,808
	Metals & Mining
4,781	Ezz Steel (a)	15,548
	Real Estate Management & Development
11,448	Talaat Moustafa Group (a)	15,067

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunication Services
700	Egyptian Co. for Mobile Services	$20,982
58,297	Orascom Telecom Holding SAE (a)	45,327
		66,309
	Total Egypt	320,367
	Finland (1.2%)
	Communications Equipment
55,483	Nokia Oyj	599,240
	Electric Utilities
7,489	Fortum Oyj	212,322
	Food & Staples Retailing
2,234	Kesko Oyj (Class B)	110,753
	Insurance
4,192	Sampo Oyj (Class A)	117,448
	Machinery
1,970	Kone Oyj (Class B)	105,562
2,082	Metso Oyj	98,726
941	Wartsila Oyj (b)	66,008
		270,296
	Metals & Mining
2,897	Outokumpu Oyj	52,054
1,336	Rautaruukki Oyj	26,534
		78,588
	Oil, Gas & Consumable Fuels
2,037	Neste Oil Oyj (b)	33,795
	Paper & Forest Products
8,634	Stora Enso Oyj (Class R) (b)	85,800
7,130	UPM-Kymmene Oyj	118,587
		204,387
	Total Finland	1,626,829
	France (7.0%)
	Aerospace & Defense
1,097	Safran SA	34,781
1,086	Thales SA	44,279
		79,060

NUMBER OF SHARES		VALUE
	Auto Components
3,038	Compagnie Generale des Etablissements Michelin (Class B)	$241,648
	Automobiles
3,183	Peugeot SA (a)	126,701
2,803	Renault SA (a)	155,757
		282,458
	Beverages
819	Pernod-Ricard SA (b)	72,622
	Building Products
2,346	Compagnie de Saint-Gobain	109,580
	Chemicals
2,834	Air Liquide SA	366,591
	Commercial Banks
11,748	BNP Paribas	859,243
7,735	Credit Agricole SA	126,765
6,549	Societe Generale	392,171
		1,378,179
	Commercial Services & Supplies
1,618	Edenred (a)	33,892
218	Societe BIC SA	19,342
		53,234
	Communications Equipment
20,688	Alcatel-Lucent (a)	72,618
	Construction & Engineering
2,035	Bouygues SA	89,686
2,150	Vinci SA	114,848
		204,534
	Construction Materials
495	Imerys SA	29,542
3,132	Lafarge SA	178,986
		208,528
	Diversified Financial Services
155	Eurazeo	11,779

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
13,683	France Telecom SA	$328,797
	Electric Utilities
1,390	EDF SA	63,697
	Electrical Equipment
5,582	Alstom SA	281,706
1,631	Schneider Electric SA	231,544
		513,250
	Energy Equipment & Services
2,418	Cie Generale de Geophysique-Veritas (a)	56,371
2,638	Technip SA	221,727
		278,098
	Food & Staples Retailing
6,282	Carrefour SA	339,067
754	Casino Guichard Perrachon SA	70,836
		409,903
	Food Products
5,264	Danone SA	333,172
	Health Care Equipment & Supplies
1,588	Cie Generale d'Optique Essilor International SA	106,045
	Hotels, Restaurants & Leisure
1,618	Accor SA	66,353
886	Sodexo	57,662
		124,015
	Information Technology Services
361	Atos Origin SA (a)	16,694
1,461	Cap Gemini SA	74,535
		91,229
	Insurance
11,331	AXA SA	206,279
1,704	CNP Assurances	34,009
1,527	SCOR SE	37,554
		277,842

NUMBER OF SHARES		VALUE
	Machinery
645	Vallourec SA	$66,943
	Media
1,747	Lagardere SCA	74,513
1,010	Publicis Groupe SA (b)	50,311
2,036	Societe Television Francaise 1	33,225
7,706	Vivendi	219,815
		377,864
	Multi-Utilities
11,338	GDF Suez (b)	452,580
4,235	Veolia Environnement	124,399
		576,979
	Multiline Retail
897	PPR	147,068
	Office Electronics
360	Neopost SA (b)	29,908
	Oil, Gas & Consumable Fuels
23,933	Total SA	1,300,594
	Personal Products
381	L'Oreal SA	44,734
	Pharmaceuticals
8,610	Sanofi-Aventis SA	601,330
	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions (b)	27,847
196	Gecina SA	23,788
200	ICADE	21,991
908	Klepierre	35,322
1,338	Unibail-Rodamco SE	278,777
		387,725
	Software
631	Dassault Systemes SA	48,399
	Textiles, Apparel & Luxury Goods
586	Hermes International (b)	124,338
2,035	LVMH Moet Hennessy Louis Vuitton SA	318,920
		443,258
	Total France	9,631,681

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Germany (5.4%)
	Air Freight & Logistics
4,348	Deutsche Post AG (Registered Shares)	$81,091
	Airlines
1,432	Deutsche Lufthansa AG (Registered Shares)	30,643
	Automobiles
8,118	Bayerische Motoren Werke AG	581,996
9,366	Daimler AG (a)	618,282
2,029	Volkswagen AG (b)	266,470
		1,466,748
	Capital Markets
4,730	Deutsche Bank AG (Registered Shares)	272,678
	Chemicals
4,084	BASF SE	297,167
3,960	K+S AG	275,633
583	Linde AG	83,942
		656,742
	Commercial Banks
6,053	Commerzbank AG (a)(b)	54,549
625	Deutsche Postbank AG (a)(b)	21,765
		76,314
	Construction & Engineering
455	Hochtief AG	39,421
	Diversified Financial Services
985	Deutsche Boerse AG	69,314
	Diversified Telecommunication Services
13,794	Deutsche Telecom AG (Registered Shares)	199,857
	Electric Utilities
13,168	E.ON AG	412,365
	Food & Staples Retailing
1,481	Metro AG	103,805

NUMBER OF SHARES		VALUE
	Health Care Providers & Services
841	Celesio AG	$20,051
1,678	Fresenius Medical Care AG & Co. KGaA	106,894
		126,945
	Hotels, Restaurants & Leisure
1,659	TUI AG (a)	19,382
	Industrial Conglomerates
14,015	Siemens AG (Registered Shares)	1,601,068
	Insurance
2,759	Allianz SE (Registered Shares)	345,754
1,269	Muenchener Rueckversicherungs AG (Registered Shares)	198,433
		544,187
	Machinery
1,885	GEA Group AG	49,297
653	MAN SE	71,799
		121,096
	Metals & Mining
1,988	ThyssenKrupp AG	73,157
	Multi-Utilities
2,123	RWE AG	152,173
	Personal Products
439	Beiersdorf AG	28,601
	Pharmaceuticals
10,846	Bayer AG	809,423
269	Merck KGaA	22,408
		831,831
	Software
9,401	SAP AG	490,272

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Textiles, Apparel & Luxury Goods
1,302	Adidas AG	$84,935
97	Puma AG Rudolf Dassler Sport	32,253
		117,188
	Total Germany	7,514,878
	Hong Kong (2.4%)
	Airlines
15,000	Cathay Pacific Airways Ltd.	40,348
	Commercial Banks
34,137	Bank of East Asia Ltd.	145,774
66,000	BOC Hong Kong Holdings Ltd.	206,909
12,100	Hang Seng Bank Ltd.	177,022
		529,705
	Diversified Financial Services
12,400	Hong Kong Exchanges and Clearing Ltd.	272,916
	Electric Utilities
21,304	CLP Holdings Ltd.	173,153
16,500	Hongkong Electric Holdings Ltd.	104,838
		277,991
	Gas Utilities
63,621	Hong Kong & China Gas Co., Ltd.	153,322
	Industrial Conglomerates
25,926	Hutchison Whampoa Ltd.	255,539
	Media
3,000	Television Broadcasts Ltd.	15,985
	Real Estate Investment Trusts (REITs)
35,289	Link REIT (The)	108,809
	Real Estate Management & Development
25,000	Cheung Kong Holdings Ltd.	380,584
35,000	Hang Lung Properties Ltd.	171,359

NUMBER OF SHARES		VALUE
10,209	Henderson Land Development Co., Ltd.	$72,505
10,500	Hopewell Holdings Ltd.	33,053
15,262	Hysan Development Co., Ltd.	58,971
48,770	New World Development Ltd.	96,266
29,072	Sino Land Co., Ltd.	60,685
21,151	Sun Hung Kai Properties Ltd.	362,374
15,500	Swire Pacific Ltd. (Class A)	219,965
25,020	Wharf Holdings Ltd.	164,298
		1,620,060
	Road & Rail
20,682	MTR Corp.	78,712
	Total Hong Kong	3,353,387
	Indonesia (0.5%)
	Automobiles
22,000	Astra International Tbk PT	140,308
	Commercial Banks
128,500	Bank Central Asia Tbk PT	100,643
33,500	Bank Danamon Indonesia Tbk PT	25,113
72,000	Bank Mandiri Tbk PT	56,392
61,000	Bank Rakyat Indonesia	77,807
		259,955
	Construction Materials
15,500	Semen Gresik Persero Tbk PT	16,996
	Diversified Telecommunication Services
105,500	Telekomunikasi Indonesia Tbk PT	107,418
	Food Products
4,500	Astra Agro Lestari Tbk PT	12,537
	Gas Utilities
104,000	Perusahaan Gas Negara PT	47,127
	Household Products
20,000	Unilever Indonesia Tbk PT	39,049

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Machinery
16,500	United Tractors Tbk PT	$40,984
	Metals & Mining
25,000	International Nickel Indonesia Tbk PT	13,287
	Oil, Gas & Consumable Fuels
181,500	Bumi Resources Tbk PT	45,185
8,500	Tambang Batubara Bukit Asam Tbk PT	18,688
		63,873
	Real Estate Management & Development
112,600	Lippo Karawaci Tbk PT (a)	7,811
	Wireless Telecommunication Services
16,500	Indosat Tbk PT	11,077
	Total Indonesia	760,422
	Ireland (0.0%)
	Construction Materials
6,557	James Hardie Industries SE (a)	34,619
	Italy (1.5%)
	Automobiles
2,844	Fiat SpA	48,133
	Capital Markets
816	Mediobanca SpA (a)(b)	8,455
	Commercial Banks
1,402	Banco Popolare (b)	7,537
136,705	Intesa Sanpaolo SpA	480,900
34,447	UniCredit SpA	89,798
1,664	Unione di Banche Italiane SpA	17,567
		595,802
	Diversified Telecommunication Services
17,924	Telecom Italia SpA	27,491
	Electric Utilities
7,633	Enel SpA	43,584

NUMBER OF SHARES		VALUE
	Energy Equipment & Services
4,596	Saipem SpA	$204,248
	Insurance
12,818	Assicurazioni Generali SpA	280,983
	Oil, Gas & Consumable Fuels
39,447	Eni SpA	888,874
	Total Italy	2,097,570
	Japan (15.5%)
	Air Freight & Logistics
3,735	Yamato Holdings Co., Ltd.	47,065
	Auto Components
8,900	Bridgestone Corp.	159,596
6,500	Denso Corp. (b)	202,342
2,059	NGK Spark Plug Co. Ltd.	28,709
1,300	Stanley Electric Co., Ltd. (b)	21,826
1,300	Toyota Industries Corp.	36,672
		449,145
	Automobiles
15,109	Honda Motor Co., Ltd.	551,450
22,505	Nissan Motor Co., Ltd.	198,565
24,455	Toyota Motor Corp.	868,856
700	Yamaha Motor Co., Ltd. (a)(b)	10,752
		1,629,623
	Beverages
4,400	Asahi Breweries Ltd.	88,853
1,200	Ito En Ltd. (b)	19,282
10,051	Kirin Holdings Co., Ltd.	137,894
4,000	Sapporo Holdings Ltd. (b)	15,757
		261,786
	Building Products
14,500	Asahi Glass Co., Ltd.	139,288
2,200	Daikin Industries Ltd.	76,577
3,162	JS Group Corp.	62,242
7,500	Nippon Sheet Glass Co., Ltd.	16,497
7,500	TOTO Ltd.	49,770
		344,374

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Capital Markets
30,000	Daiwa Securities Group, Inc.	$122,282
4,700	Matsui Securities Co., Ltd.	26,634
14,000	Mizuho Securities Co., Ltd.	29,750
20,450	Nomura Holdings, Inc.	106,227
200	SBI Holdings, Inc.	24,456
		309,349
	Chemicals
16,000	Asahi Kasei Corp.	94,047
3,000	Daicel Chemical Industries Ltd. (b)	20,877
9,546	Denki Kagaku Kogyo KK	41,994
2,608	JSR Corp.	45,147
5,000	Kaneka Corp.	30,943
5,056	Kuraray Co., Ltd.	72,444
21,479	Mitsubishi Chemical Holdings Corp.	110,772
10,500	Mitsui Chemicals, Inc.	30,794
2,800	Nissan Chemical Industries Ltd.	32,116
2,600	Nitto Denko Corp.	97,254
4,497	Shin-Etsu Chemical Co., Ltd.	227,728
13,000	Showa Denko KK	23,748
17,000	Sumitomo Chemical Co. Ltd. (b)	74,152
14,608	Teijin Ltd.	54,097
15,000	Toray Industries, Inc. (b)	86,865
12,000	Tosoh Corp. (b)	32,062
		1,075,040
	Commercial Banks
3,500	77 Bank Ltd. (The)	16,528
3,000	Bank of Kyoto Ltd. (The) (b)	26,842
15,000	Bank of Yokohama Ltd. (The)	73,816
8,000	Chiba Bank Ltd. (The)	49,410
16,623	Chuo Mitsui Trust Holdings, Inc.	60,113
9,000	Fukuoka Financial Group, Inc. (b)	35,007
18,000	Hokuhoku Financial Group, Inc. (b)	33,329
9,000	Joyo Bank Ltd. (The)	39,145

NUMBER OF SHARES		VALUE
78,560	Mitsubishi UFJ Financial Group, Inc. (See Note 6)	$366,099
171,000	Mizuho Financial Group, Inc.	248,627
10,000	Nishi-Nippon City Bank Ltd. (The)	27,340
4,200	Resona Holdings, Inc. (b)	33,508
18,500	Shinsei Bank Ltd. (a)(b)	14,714
7,000	Shizuoka Bank Ltd. (The)	60,022
10,800	Sumitomo Mitsui Financial Group, Inc.	323,718
29,081	Sumitomo Trust & Banking Co. Ltd. (The)	159,373
1,000	Suruga Bank Ltd.	9,022
		1,576,613
	Commercial Services & Supplies
5,500	Dai Nippon Printing Co., Ltd.	69,442
2,685	Secom Co., Ltd.	121,955
6,000	Toppan Printing Co., Ltd.	48,316
		239,713
	Computers & Peripherals
22,000	Fujitsu Ltd.	150,366
31,500	NEC Corp.	87,685
2,100	Seiko Epson Corp.	33,482
35,026	Toshiba Corp.	175,413
		446,946
	Construction & Engineering
4,546	JGC Corp.	86,999
17,000	Kajima Corp. (b)	39,928
13,571	Obayashi Corp. (b)	55,316
13,000	Shimizu Corp.	50,242
19,000	Taisei Corp.	40,612
		273,097
	Construction Materials
12,000	Taiheiyo Cement Corp. (a)	12,974
	Consumer Finance
1,700	Credit Saison Co., Ltd.	24,210
310	ORIX Corp. (b)	28,277
		52,487

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Containers & Packaging
2,717	Toyo Seikan Kaisha Ltd. (b)	$46,358
	Diversified Consumer Services
954	Benesse Holdings, Inc.	45,821
	Diversified Telecommunication Services
2,000	Nippon Telegraph & Telephone Corp.	90,841
	Electric Utilities
2,700	Chubu Electric Power Co., Inc.	68,314
4,100	Kansai Electric Power Co., Inc. (The)	103,837
1,700	Kyushu Electric Power Co., Inc.	40,287
3,100	Tohoku Electric Power Co., Inc.	69,612
4,900	Tokyo Electric Power Co., Inc. (The)	117,218
		399,268
	Electrical Equipment
3,000	Fuji Electric Holdings Co., Ltd. (b)	7,158
11,500	Furukawa Electric Co., Ltd. (b)	42,873
500	Mabuchi Motor Co., Ltd.	26,501
23,552	Mitsubishi Electric Corp.	220,974
1,304	Nidec Corp. (b)	128,990
7,900	Sumitomo Electric Industries Ltd.	100,824
900	Ushio, Inc.	14,998
		542,318
	Electronic Equipment, Instruments & Components
5,550	Citizen Holdings Co., Ltd.	31,933
5,500	FUJIFILM Holdings Corp.	183,516
500	Hirose Electric Co., Ltd.	50,329
41,000	Hitachi Ltd.	185,460
5,100	Hoya Corp.	119,277
1,700	Ibiden Co., Ltd.	41,872

NUMBER OF SHARES		VALUE
547	Keyence Corp.	$135,611
2,100	Kyocera Corp.	209,556
2,400	Murata Manufacturing Co., Ltd.	134,957
4,500	Nippon Electric Glass Co., Ltd.	57,991
3,204	Omron Corp.	74,376
1,652	TDK Corp.	94,333
3,650	Yokogawa Electric Corp.	23,995
		1,343,206
	Food & Staples Retailing
5,503	Aeon Co., Ltd. (b)	64,830
1,152	FamilyMart Co., Ltd. (b)	40,886
1,003	Lawson, Inc.	45,619
7,900	Seven & I Holdings Co., Ltd.	183,878
3,600	UNY Co., Ltd.	30,019
		365,232
	Food Products
7,000	Ajinomoto Co., Inc. (b)	66,808
2,500	Kikkoman Corp.	26,967
700	MEIJI Holdings Co., Ltd.	32,316
2,000	Nippon Meat Packers, Inc.	23,263
3,500	Nisshin Seifun Group, Inc.	43,320
1,200	Nissin Foods Holdings Co., Ltd. (b)	43,485
1,700	Yakult Honsha Co., Ltd. (b)	49,709
2,000	Yamazaki Baking Co., Ltd.	24,382
		310,250
	Gas Utilities
9,000	Osaka Gas Co., Ltd.	34,000
11,000	Tokyo Gas Co., Ltd.	51,808
		85,808
	Health Care Equipment & Supplies
2,600	Olympus Corp. (b)	68,174
2,050	Terumo Corp. (b)	104,067
		172,241
	Hotels, Restaurants & Leisure
750	Oriental Land Co., Ltd.	72,698

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Household Durables
5,450	Casio Computer Co., Ltd. (b)	$38,334
21,300	Panasonic Corp.	313,134
7,072	Sekisui Chemical Co., Ltd.	44,996
12,046	Sekisui House Ltd.	113,320
8,500	Sharp Corp. (b)	83,975
7,396	Sony Corp.	247,238
		840,997
	Household Products
6,600	Kao Corp.	167,563
1,900	Unicharm Corp. (b)	72,605
		240,168
	Information Technology Services
700	Itochu Techno-Solutions Corp.	23,878
2,450	Nomura Research Institute Ltd.	46,187
19	NTT Data Corp. (b)	58,391
190	Obic Co., Ltd.	35,086
		163,542
	Insurance
4,500	MS&AD Insurance Group Holdings	108,096
10,000	NKSJ Holdings, Inc. (a)	68,721
2	Sony Financial Holdings, Inc. (b)	6,959
2,500	T&D Holdings, Inc.	51,231
8,068	Tokio Marine Holdings, Inc.	227,392
		462,399
	Internet Software & Services
218	Yahoo! Japan Corp. (b)	76,288
	Leisure Equipment & Products
3,700	Nikon Corp.	69,889
1,350	Shimano, Inc. (b)	67,441
2,300	Yamaha Corp.	28,211
		165,541
	Machinery
4,553	Amada Co., Ltd.	29,987
2,150	Fanuc Ltd.	311,265

NUMBER OF SHARES		VALUE
800	Hitachi Construction Machinery Co., Ltd. (b)	$17,010
17,530	IHI Corp.	33,330
16,500	Kawasaki Heavy Industries Ltd. (b)	45,520
12,400	Komatsu Ltd.	303,875
18,000	Kubota Corp. (b)	160,159
1,500	Kurita Water Industries Ltd.	38,996
8,000	Minebea Co., Ltd.	43,942
40,550	Mitsubishi Heavy Industries Ltd. (b)	147,647
5,060	NGK Insulators Ltd.	76,651
8,553	NSK Ltd.	64,836
9,051	NTN Corp.	41,054
805	SMC Corp.	123,046
7,000	Sumitomo Heavy Industries Ltd.	39,841
1,100	THK Co., Ltd.	21,161
		1,498,320
	Marine
2,000	Mitsui O.S.K. Lines Ltd.	12,824
14,015	Nippon Yusen KK	59,042
		71,866
	Media
10	Fuji Media Holdings, Inc.	13,247
1,650	Toho Co., Ltd.	25,467
		38,714
	Metals & Mining
8,595	Dowa Holdings Co., Ltd. (b)	52,230
4,000	JFE Holdings, Inc.	124,866
27,000	Kobe Steel Ltd.	59,389
23,000	Mitsubishi Materials Corp. (a)	72,027
16,604	Mitsui Mining & Smelting Co., Ltd.	50,553
52,108	Nippon Steel Corp.	163,829
34,000	Sumitomo Metal Industries Ltd.	79,011
12,500	Sumitomo Metal Mining Co., Ltd.	198,521
		800,426

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Multiline Retail
4,987	Isetan Mitsukoshi Holdings Ltd.	$55,032
7,500	J. Front Retailing Co., Ltd.	38,493
6,307	Marui Group Co., Ltd.	49,613
3,540	Takashimaya Co., Ltd.	26,659
		169,797
	Office Electronics
12,304	Canon, Inc.	568,794
7,530	Konica Minolta Holdings, Inc.	72,989
7,432	Ricoh Co., Ltd.	103,994
		745,777
	Oil, Gas & Consumable Fuels
7	INPEX Corp.	36,405
26,200	JX Holdings, Inc.	154,003
3,600	Showa Shell Sekiyu KK	30,287
4,000	TonenGeneral Sekiyu KK	35,640
		256,335
	Paper & Forest Products
1,500	Nippon Paper Group, Inc. (b)	38,139
17,000	OJI Paper Co., Ltd.	78,588
		116,727
	Personal Products
4,100	Shiseido Co., Ltd.	85,699
	Pharmaceuticals
4,800	Astellas Pharma, Inc.	178,591
2,606	Chugai Pharmaceutical Co., Ltd.	45,630
6,700	Daiichi Sankyo Co., Ltd.	141,960
2,403	Eisai Co., Ltd. (b)	82,658
3,032	Kyowa Hakko Kirin Co., Ltd.	29,691
3,181	Shionogi & Co., Ltd.	55,421
2,959	Taisho Pharmaceutical Co., Ltd.	62,217
8,100	Takeda Pharmaceutical Co., Ltd.	379,483
		975,651

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts (REITs)
8	Japan Real Estate Investment Corp.	$77,047
26	Japan Retail Fund Investment Corp.	40,614
9	Nippon Building Fund, Inc.	88,132
		205,793
	Real Estate Management & Development
1,300	Aeon Mall Co., Ltd.	30,501
1,356	Daito Trust Construction Co., Ltd.	81,896
8,000	Daiwa House Industry Co., Ltd.	86,392
18,000	Mitsubishi Estate Co., Ltd.	315,397
13,500	Mitsui Fudosan Co., Ltd.	255,170
6,500	Sumitomo Realty & Development Co., Ltd. (b)	141,680
10,000	Tokyu Land Corp.	45,607
		956,643
	Road & Rail
14	Central Japan Railway Co.	105,953
3,600	East Japan Railway Co.	222,567
6,000	Keihin Electric Express Railway Co., Ltd.	56,742
3,000	Keio Corp.	20,989
16,550	Kintetsu Corp. (b)	52,445
12,500	Nippon Express Co., Ltd.	49,708
9,500	Tobu Railway Co., Ltd. (b)	53,361
13,000	Tokyu Corp.	58,158
10	West Japan Railway Co.	37,132
		657,055
	Semiconductors & Semiconductor Equipment
2,650	Advantest Corp. (b)	50,418
1,705	Rohm Co. Ltd.	106,364
2,600	Tokyo Electron Ltd.	146,850
		303,632

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Software
1,800	Konami Corp.	$31,719
1,108	Nintendo Co., Ltd.	287,086
850	Oracle Corp. Japan	38,660
1,700	Trend Micro, Inc.	48,125
		405,590
	Specialty Retail
900	Fast Retailing Co., Ltd. (b)	117,771
300	Shimamura Co., Ltd.	28,781
670	USS Co., Ltd.	52,121
1,250	Yamada Denki Co., Ltd.	81,241
		279,914
	Textiles, Apparel & Luxury Goods
2,571	Nisshinbo Holdings, Inc.	26,039
	Tobacco
41	Japan Tobacco, Inc.	127,529
	Trading Companies & Distributors
18,551	ITOCHU Corp.	162,756
35,550	Marubeni Corp.	223,541
16,100	Mitsubishi Corp.	387,144
19,500	Mitsui & Co., Ltd.	306,543
11,800	Sumitomo Corp.	149,571
		1,229,555
	Transportation Infrastructure
2,000	Mitsubishi Logistics Corp.	24,208
	Wireless Telecommunication Services
32	NTT DoCoMo, Inc.	53,883
9,300	Softbank Corp.	299,329
		353,212
	Total Japan	21,469,670
	Luxembourg (0.3%)
	Metals & Mining
7,319	ArcelorMittal (b)	235,261

NUMBER OF SHARES		VALUE
	Personal Products
2,639	Oriflame Cosmetics SA (SDR) (b)	$149,340
	Total Luxembourg	384,601
	Malaysia (0.0%)
	Multi-Utilities
192	YTL Corp. Berhad	487
	Netherlands (2.4%)
	Aerospace & Defense
2,311	European Aeronautic Defence and Space Co., N.V. (a)	60,743
	Air Freight & Logistics
8,488	TNT N.V.	225,641
	Beverages
3,824	Heineken N.V.	193,837
	Chemicals
3,013	Akzo Nobel N.V.	178,896
1,989	Koninklijke DSM N.V.	106,358
		285,254
	Diversified Financial Services
8,919	ING Groep N.V. (Share Certificates) (a)	95,212
	Diversified Telecommunication Services
22,293	Koninklijke KPN N.V.	372,331
	Energy Equipment & Services
1,140	Fugro N.V. (Share Certificates)	80,650
2,621	SBM Offshore N.V.	53,479
		134,129
	Food & Staples Retailing
18,160	Koninklijke Ahold N.V.	250,983
	Food Products
21,786	Unilever N.V. (Share Certificates)	646,009
	Industrial Conglomerates
13,882	Koninklijke Philips Electronics N.V.	419,847

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Insurance
19,179	Aegon N.V. (a)	$121,562
	Media
8,407	Reed Elsevier N.V.	109,544
5,723	Wolters Kluwer N.V.	130,193
		239,737
	Professional Services
395	Randstad Holding (a)	18,802
	Real Estate Investment Trusts (REITs)
769	Corio	56,490
	Semiconductors & Semiconductor Equipment
5,597	ASML Holding N.V.	184,699
6,988	STMicroelectronics N.V.	61,118
		245,817
	Total Netherlands	3,366,394
	Norway (1.9%)
	Chemicals
21,469	Yara International ASA (b)	1,129,060
	Commercial Banks
22,150	DnB NOR ASA	304,077
	Diversified Telecommunication Services
35,096	Telenor ASA	565,997
	Industrial Conglomerates
18,179	Orkla ASA (b)	175,998
	Metals & Mining
21,841	Norsk Hydro ASA	133,733
	Oil, Gas & Consumable Fuels
17,657	Statoil ASA (b)	385,604
	Semiconductors & Semiconductor Equipment
2,800	Renewable Energy Corp. ASA (a)(b)	9,739
	Total Norway	2,704,208

NUMBER OF SHARES		VALUE
	Poland (1.7%)
	Commercial Banks
14,146	Bank Handlowy w Warszawie SA	$446,677
1,298	Bank Pekao SA	84,841
8,881	Bank Zachodni WBK SA	657,448
99,550	Getin Holding SA (a)	373,367
6,625	Powszechna Kasa Oszczednosci Bank Polski SA	104,596
		1,666,929
	Construction & Engineering
2,800	PBG SA	213,174
	Diversified Telecommunication Services
7,306	Telekomunikacja Polska SA	46,524
	Metals & Mining
1,435	KGHM Polska Miedz SA	64,443
	Oil, Gas & Consumable Fuels
3,627	Polski Koncern Naftowy Orlen (a)	51,168
212,224	Polskie Gornictwo Naftowe I Gazownictwo SA	275,495
		326,663
	Real Estate Management & Development
1,600	Globe Trade Centre SA (a)	13,023
	Software
885	Asseco Poland SA	16,379
	Total Poland	2,347,135
	Russia (1.6%)
	Commercial Banks
32,411	VTB Bank OJSC (Registered GDR)	214,561
	Gold Mining
3,023	Polyus Gold Co. (ADR) (b)	89,541

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Metals & Mining
14,639	MMC Norilsk Nickel (ADR)	$273,017
	Oil, Gas & Consumable Fuels
28,550	Gazprom OAO (ADR)	625,816
5,800	LUKOIL OAO (ADR)	323,640
951	NovaTek OAO (Registered GDR)	90,963
18,900	Rosneft Oil Co. (Registered GDR) (a)	131,733
18,200	Surgutneftegaz (ADR)	178,360
5,009	Tatneft (ADR)	158,034
		1,508,546
	Wireless Telecommunication Services
5,750	Mobile Telesystems OJSC (ADR)	124,488
	Total Russia	2,210,153
	Singapore (1.5%)
	Aerospace & Defense
16,000	Singapore Technologies Engineering Ltd.	40,918
	Airlines
9,276	Singapore Airlines Ltd.	113,379
	Commercial Banks
30,413	DBS Group Holdings Ltd.	326,617
45,093	Oversea-Chinese Banking Corp., Ltd.	313,905
21,508	United Overseas Bank Ltd.	309,750
		950,272
	Distributors
31	Jardine Cycle & Carriage Ltd.	941
	Diversified Financial Services
7,490	Singapore Exchange Ltd. (b)	50,925
	Diversified Telecommunication Services
94,630	Singapore Telecommunications Ltd.	225,919

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
7,000	Olam International Ltd.	$16,928
	Food Products
13,000	Wilmar International Ltd.	64,282
	Industrial Conglomerates
13,000	Fraser and Neave Ltd.	62,675
17,000	Keppel Corp., Ltd.	131,083
12,511	SembCorp Industries Ltd.	44,271
		238,029
	Machinery
11,400	SembCorp Marine Ltd. (b)	40,516
	Media
11,350	Singapore Press Holdings Ltd. (b)	36,392
	Real Estate Investment Trusts (REITs)
18,000	Ascendas Real Estate Investment Trust	28,649
26,704	CapitaMall Trust	40,851
		69,500
	Real Estate Management & Development
30,000	CapitaLand Ltd.	90,164
6,462	City Developments Ltd. (b)	63,507
		153,671
	Road & Rail
19,089	ComfortDelgro Corp., Ltd.	21,828
	Total Singapore	2,023,500
	South Korea (0.6%)
	Auto Components
117	Hyundai Mobis	29,114
	Automobiles
280	Hyundai Motor Co.	42,302
420	Kia Motors Corp.	16,759
		59,061

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Capital Markets
360	Daewoo Securities Co., Ltd.	$7,806
142	Samsung Securities Co., Ltd.	8,127
		15,933
	Chemicals
142	Cheil Industries, Inc.	11,913
88	LG Chem Ltd.	27,137
35	OCI Co., Ltd.	10,295
		49,345
	Commercial Banks
380	Hana Financial Group, Inc.	10,790
610	Industrial Bank of Korea	8,755
710	KB Financial Group, Inc.	31,548
1,020	Korea Exchange Bank	12,147
790	Shinhan Financial Group Co., Ltd.	30,575
470	Woori Finance Holdings Co., Ltd.	5,910
		99,725
	Construction & Engineering
190	Doosan Heavy Industries and Construction Co., Ltd.	14,960
123	GS Engineering & Construction Corp.	10,439
150	Hyundai Engineering & Construction Co., Ltd.	10,038
70	Samsung Engineering Co., Ltd.	11,166
		46,603
	Diversified Telecommunication Services
420	KT Corp.	16,572
	Electric Utilities
510	Korea Electric Power Corp. (a)	13,416
	Electronic Equipment, Instruments & Components
450	LG Display Co., Ltd.	15,396

NUMBER OF SHARES		VALUE
115	Samsung Electro-Mechanics Co., Ltd.	$12,622
72	Samsung SDI Co., Ltd.	9,886
		37,904
	Food & Staples Retailing
32	Shinsegae Co., Ltd.	16,238
	Household Durables
182	LG Electronics, Inc.	16,029
	Industrial Conglomerates
339	LG Corp.	24,252
77	Samsung Techwin Co., Ltd.	7,185
		31,437
	Insurance
75	Samsung Fire & Marine Insurance Co., Ltd.	12,864
	Internet Software & Services
83	NHN Corp. (a)	14,715
	Machinery
84	Hyundai Heavy Industries Co., Ltd.	27,360
450	Samsung Heavy Industries Co., Ltd.	12,617
		39,977
	Metals & Mining
149	Hyundai Steel Co.	14,433
118	POSCO	48,448
		62,881
	Multiline Retail
26	Lotte Shopping Co., Ltd.	10,640
	Oil, Gas & Consumable Fuels
140	S-Oil Corp.	8,635
126	SK Energy Co., Ltd.	16,908
		25,543
	Semiconductors & Semiconductor Equipment
900	Hynix Semiconductor, Inc. (a)	18,516
164	Samsung Electronics Co., Ltd.	108,580
		127,096

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Tobacco
221	KT&G Corp.	$13,571
	Trading Companies & Distributors
290	Samsung C&T Corp.	17,010
	Wireless Telecommunication Services
98	SK Telecom Co., Ltd.	14,849
	Total South Korea	770,523
	Spain (0.8%)
	Commercial Banks
70,291	Banco Santander SA	903,083
	Diversified Telecommunication Services
5,316	Telefonica SA	143,538
	Oil, Gas & Consumable Fuels
1,536	Repsol YPF SA	42,596
	Total Spain	1,089,217
	Sweden (2.9%)
	Building Products
5,095	Assa Abloy AB (B Shares)	130,585
	Commercial Banks
27,899	Nordea Bank AB	307,197
8,256	Svenska Handelsbanken AB (Class A)	269,941
		577,138
	Commercial Services & Supplies
1,600	Securitas AB (Class B)	17,498
	Communications Equipment
52,416	Telefonaktiebolaget LM Ericsson (Class B)	575,978
	Construction & Engineering
6,145	Skanska AB (Class B)	117,571
	Diversified Financial Services
5,117	Investor AB (Class B)	105,027

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
2,733	Tele2 AB (Class B)	$60,145
28,889	TeliaSonera AB	241,115
		301,260
	Health Care Equipment & Supplies
4,160	Getinge AB (Class B)	88,124
	Household Durables
4,900	Electrolux AB (Series B)	118,838
4,900	Husqvarna AB (Class B)	34,456
		153,294
	Machinery
3,937	Alfa Laval AB	68,253
10,043	Atlas Copco AB (Class A)	209,892
6,365	Atlas Copco AB (Class B)	121,399
13,229	Sandvik AB	199,435
4,231	SKF AB (Class B)	109,264
9,569	Volvo AB (Class A) (a)	126,567
14,283	Volvo AB (Class B) (a)	193,408
		1,028,218
	Metals & Mining
3,673	SSAB AB (Class A)	51,496
	Oil, Gas & Consumable Fuels
3,306	Lundin Petroleum AB (a)	31,280
	Paper & Forest Products
1,250	Holmen AB (Class B)	39,692
11,597	Svenska Cellulosa AB (Class B)	179,867
		219,559
	Specialty Retail
12,916	Hennes & Mauritz AB (Class B)	455,178
	Tobacco
4,193	Swedish Match AB	117,197
	Total Sweden	3,969,403

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Switzerland (8.3%)
	Building Products
668	Geberit AG (Registered Shares)	$127,959
	Capital Markets
6,704	Credit Suisse Group AG (Registered Shares)	276,935
1,804	GAM Holding Ltd. (a)	28,507
1,804	Julius Baer Group Ltd.	76,153
18,404	UBS AG (Registered Shares) (a)	311,580
		693,175
	Chemicals
110	Givaudan SA	113,348
3,600	Syngenta AG (Registered Shares)	995,803
		1,109,151
	Computers & Peripherals
3,420	Logitech International SA (Registered Shares) (a)(b)	64,852
	Construction Materials
3,563	Holcim Ltd.	222,133
	Diversified Financial Services
51	Pargesa Holding SA	4,045
	Diversified Telecommunication Services
336	Swisscom AG (Registered Shares)	140,369
	Electrical Equipment
46,304	ABB Ltd. (Registered Shares) (a)	958,971
	Food Products
60,698	Nestle SA (Registered Shares)	3,324,650
	Health Care Equipment & Supplies
2,730	Nobel Biocare Holding AG (Registered Shares)	45,137

NUMBER OF SHARES		VALUE
178	Straumann Holding AG (Registered Shares)	$37,262
		82,399
	Insurance
574	Baloise-Holding AG (Registered Shares)	53,052
344	Swiss Life Holding AG (Registered Shares) (a)	42,124
4,668	Swiss Reinsurance Co., Ltd. (Registered Shares)	224,375
1,422	Zurich Financial Services AG	348,112
		667,663
	Life Sciences Tools & Services
527	Lonza Group AG (Registered Shares)	46,137
	Machinery
830	Schindler Holding AG	88,984
	Pharmaceuticals
27,660	Novartis AG (Registered Shares)	1,603,580
8,324	Roche Holding AG	1,222,314
		2,825,894
	Professional Services
238	Adecco SA (Registered Shares)	13,302
27	SGS SA (Registered Shares)	43,214
		56,516
	Textiles, Apparel & Luxury Goods
12,569	Compagnie Financiere Richemont SA	626,885
1,095	Swatch Group AG (The)	418,505
1,148	Swatch Group AG (The) (Registered Shares)	79,796
		1,125,186
	Total Switzerland	11,538,084

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Turkey (1.3%)
	Beverages
9,376	Anadolu Efes Biracilik Ve Malt Sanayii	$149,692
	Commercial Banks
38,691	Akbank TAS	242,771
45,498	Turkiye Garanti Bankasi	279,138
8,511	Turkiye Halk Bankasi	86,039
39,508	Turkiye Is Bankasi	177,660
18,022	Turkiye Vakiflar Bankasi Tao	58,300
20,229	Yapi ve Kredi Bankasi AS (a)	77,568
		921,476
	Diversified Financial Services
14,591	Haci Omer Sabanci Holding	80,363
	Diversified Telecommunication Services
22,297	Turk Telekomunikasyon	104,152
	Food & Staples Retailing
3,254	BIM Birlesik Magazalar	111,730
	Industrial Conglomerates
15,890	Enka Insaat ve Sanayi	72,562
11,022	KOC Holding	52,638
		125,200
	Metals & Mining
21,866	Eregli Demir ve Celik Fabrikalari TAS (a)	82,320
	Oil, Gas & Consumable Fuels
4,092	Tupras Turkiye Petrol Rafine	109,835
	Wireless Telecommunication Services
20,900	Turkcell Iletisim Hizmet	151,539
	Total Turkey	1,836,307
	United Kingdom (18.7%)
	Aerospace & Defense
43,300	BAE Systems PLC	239,160
17,245	Cobham PLC	63,998
25,571	Rolls-Royce Group PLC (a)	265,306
		568,464

NUMBER OF SHARES		VALUE
	Airlines
15,370	British Airways PLC (a)(b)	$66,669
	Beverages
42,560	Diageo PLC	785,622
8,786	SABMiller PLC	284,875
		1,070,497
	Capital Markets
4,157	3i Group PLC	19,956
1,542	ICAP PLC	11,272
1,820	Investec PLC	14,529
14,233	Man Group PLC	59,479
1,370	Schroders PLC	34,663
		139,899
	Chemicals
2,898	Johnson Matthey PLC	88,879
	Commercial Banks
74,429	Barclays PLC	327,493
242,007	HSBC Holdings PLC	2,517,093
101,366	Lloyds Banking Group PLC (a)	111,976
199,068	Royal Bank of Scotland Group PLC (a)	142,296
29,458	Standard Chartered PLC	852,237
		3,951,095
	Commercial Services & Supplies
11,473	Aggreko PLC	289,546
4,556	G4S PLC	19,105
1,852	Serco Group PLC	18,221
		326,872
	Construction & Engineering
10,705	Balfour Beatty PLC	47,463
	Containers & Packaging
10,347	Rexam PLC	52,673
	Diversified Financial Services
444	London Stock Exchange Group PLC	5,222

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
120,827	BT Group PLC	$297,576
	Electric Utilities
20,881	Scottish & Southern Energy PLC	385,781
	Energy Equipment & Services
5,713	AMEC PLC	99,415
3,550	Petrofac Ltd.	83,221
		182,636
	Food & Staples Retailing
15,053	J Sainsbury PLC	93,900
81,517	Tesco PLC	557,549
		651,449
	Food Products
17,446	Unilever PLC	502,906
	Health Care Equipment & Supplies
20,839	Smith & Nephew PLC	183,320
	Hotels, Restaurants & Leisure
2,716	Carnival PLC	117,069
28,993	Compass Group PLC	237,628
49,000	Genting Singapore PLC (a)	82,152
5,641	Intercontinental Hotels Group PLC	109,100
3,327	Whitbread PLC (b)	90,308
		636,257
	Household Products
8,184	Reckitt Benckiser Group PLC	457,799
	Independent Power Producers & Energy Traders
5,345	International Power PLC	35,740
	Industrial Conglomerates
5,202	Smiths Group PLC	99,359
	Insurance
1,795	Admiral Group PLC	46,883
24,888	Aviva PLC	158,760
63,886	Legal & General Group PLC	102,778

NUMBER OF SHARES		VALUE
53,432	Old Mutual PLC	$111,217
23,995	Prudential PLC	242,418
36,359	RSA Insurance Group PLC	76,321
20,415	Standard Life PLC	74,256
		812,633
	Internet & Catalog Retail
10,876	Home Retail Group PLC	38,166
	Machinery
12,823	Charter International PLC	151,637
8,617	Invensys PLC	39,793
		191,430
	Media
27,957	British Sky Broadcasting Group PLC	316,492
13,711	Pearson PLC	209,703
18,758	Reed Elsevier PLC	160,805
53,891	WPP PLC	626,921
		1,313,921
	Metals & Mining
11,579	Anglo American PLC (a)	539,542
4,951	BHP Billiton PLC	175,603
2,258	Randgold Resources Ltd.	210,756
8,729	Rio Tinto PLC	564,515
12,727	Xstrata PLC	246,656
		1,737,072
	Multi-Utilities
40,904	Centrica PLC	217,733
48,356	National Grid PLC	457,154
2,444	United Utilities Group PLC	23,928
		698,815
	Multiline Retail
17,549	Marks & Spencer Group PLC	120,184
3,214	Next PLC	117,677
		237,861
	Oil, Gas & Consumable Fuels
46,524	BG Group PLC	906,133
163,520	BP PLC	1,115,671

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
51,197	Royal Dutch Shell PLC (Class A)	$1,662,049
37,881	Royal Dutch Shell PLC (Class B)	1,213,068
		4,896,921
	Pharmaceuticals
15,835	AstraZeneca PLC	794,059
59,855	GlaxoSmithKline PLC	1,171,051
		1,965,110
	Professional Services
1,773	Capita Group PLC (The)	21,776
10,125	Experian PLC	117,704
		139,480
	Real Estate Investment Trusts (REITs)
10,841	British Land Co., PLC	88,506
6,556	Capital Shopping Centres Group PLC	40,382
8,687	Hammerson PLC	58,337
9,543	Land Securities Group PLC	103,522
8,784	Segro PLC	41,719
		332,466
	Road & Rail
9,040	Firstgroup PLC	59,086
	Software
23,668	Sage Group PLC (The)	102,169
	Specialty Retail
16,731	Kingfisher PLC	63,752
	Textiles, Apparel & Luxury Goods
7,072	Burberry Group PLC	115,472
	Tobacco
21,622	British American Tobacco PLC	824,580
8,638	Imperial Tobacco Group PLC	276,685
		1,101,265

NUMBER OF SHARES		VALUE
	Trading Companies & Distributors
5,689	Bunzl PLC	$67,366
1,011	Wolseley PLC (a)	26,940
		94,306
	Water Utilities
7,000	Severn Trent PLC	156,470
	Wireless Telecommunication Services
749,547	Vodafone Group PLC	2,039,972
	Total United Kingdom	25,846,923
	United States (0.1%)
	Health Care Equipment & Supplies
1,207	Synthes, Inc.	143,999
	Total Common Stocks (Cost $105,267,966)	118,356,020
	Preferred Stocks (1.0%)
	Brazil (0.8%)
	Commercial Banks
9,628	Banco Bradesco SA	197,282
10,569	Investimentos Itau SA	82,734
8,518	Itau Unibanco Holding SA	205,899
		485,915
	Diversified Telecommunication Services
2,232	Tele Norte Leste Participacoes SA	34,170
	Electric Utilities
4,269	Centrais Eletricas Brasileiras SA	68,568
2,979	Cia Energetica de Minas Gerais	52,211
		120,779

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

NUMBER OF SHARES		VALUE
	Metals & Mining
928	Bradespar SA	$23,469
2,529	Gerdau SA	32,484
1,161	Metalurgica Gerdau SA	17,774
2,544	Usinas Siderurgicas de Minas Gerais SA	31,899
3,903	Vale SA	109,609
		215,235
	Oil, Gas & Consumable Fuels
12,938	Petroleo Brasileiro SA	197,004
	Total Brazil	1,053,103
	Germany (0.2%)
	Automobiles
1,607	Porsche Automobil Holding SE	82,342
1,213	Volkswagen AG	182,332
		264,674
	Household Products
513	Henkel AG & Co. KGaA	30,259
	Multi-Utilities
230	RWE AG	15,580
	Total Germany	310,513
	South Korea (0.0%)
	Semiconductors & Semiconductor Equipment
36	Samsung Electronics Co., Ltd.	17,692
	Total Preferred Stocks (Cost $1,102,577)	1,381,308
NUMBER OF RIGHTS
	Rights (0.0%)
	Australia (0.0%)
	Hotels, Restaurants & Leisure
148	TABCORP Holdings Ltd. (a)	164

NUMBER OF RIGHTS		VALUE
	Poland (0.0%)
	Software
885	Asseco Poland SA (a)	$60
	United Kingdom (0.0%)
	Commercial Banks
3,444	Standard Chartered PLC (a)	29,000
	Total Rights (Cost $0)	29,224

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (0.0%)
	France (0.0%)
	Real Estate Investment Trusts
244	Fonciere Des Regions (a)	12/31/10	434
	Hong Kong (0.0%)
	Real Estate Management & Development
2,000	Henderson Land Development Co. Ltd. (a)	06/01/11	774
	Italy (0.0%)
	Capital Markets
777	Mediobanca SpA (a)	03/18/11	24
	Commercial Banks
1,664	Unione di Banche Italiane SpA (a)	06/30/11	17
	Total Italy		41
	Total Warrants (Cost $0)		1,249

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (12.4%) Securities Held as Collateral on Loaned Securities (4.4%)
	Repurchase Agreements (0.9%)
$949	Bank of America Securities, LLC (0.23%, dated 10/29/10, due 11/01/10; proceeds $949,099; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.00% due 11/20/39; valued at $968,063)	$949,081
79	Barclays Capital, Inc. (0.10%, dated 10/29/10, due 11/01/10; proceeds $79,304; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill 0.00% due 12/23/10; valued at $80,890)	79,304
143	Barclays Capital, Inc. (0.22%, dated 10/29/10, due 11/01/10; proceeds $142,750; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill 0.00% due 12/23/10; valued at $145,604)	142,748
	Total Repurchase Agreements (Cost $1,171,133)	1,171,133

NUMBER OF SHARES (000)		VALUE
	Investment Company (3.5%)
4,885	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $4,885,393)	$4,885,393
	Total Securities Held as Collateral on Loaned Securities (Cost $6,056,526)	6,056,526
	Investment Company (8.0%)
11,068	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $11,067,614)	11,067,614
	Total Short-Term Investments (Cost $17,124,140)	17,124,140
Total Investments (Cost $123,494,683) (f)(g)	98.9%	136,891,941
Other Assets in Excess of Liabilities	1.1	1,472,609
Net Assets	100.0%	$138,364,550

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  PPS  Price Protected Share.

  SDR  Swedish Depositary Receipt.

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at October 31, 2010.

  (c)  Comprised of securities in separate entities that are traded as a single stapled security.

  (d)  Security trades on the Hong Kong exchange.

  (e)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

  (f)  Securities have been designated as collateral in connection with open forward foreign currency and futures contracts.

  (g)  The aggregate cost for federal income tax purposes is $127,591,956. The aggregate gross unrealized appreciation is $18,706,626 and the aggregate gross unrealized depreciation is $9,406,641 resulting in net unrealized appreciation of $9,299,985.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2010 continued

  Forward Foreign Currency Contracts Open at October 31, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
State Street Bank and Trust Co.	JPY	55,131,827		$674,643	11/01/2010	$(10,480)
CSFB Europe		$2,558,614	EUR	1,856,091	11/18/2010	24,122
Goldman Sachs & Co.	GBP	807,723		$1,269,886	11/18/2010	(24,185)
Goldman Sachs & Co.		$2,738,506	AUD	2,825,853	11/18/2010	22,972
J.P. MorganChase		$3,123,775	EUR	2,266,060	11/18/2010	29,429
Mellon Financial Services Corp.	EUR	281,599		$388,164	11/18/2010	(3,678)
Mellon Financial Services Corp.	HKD	28,151,526		$3,628,410	11/18/2010	(3,911)
Mellon Financial Services Corp.		$3,934,320	GBP	2,502,382	11/18/2010	74,801
Mellon Financial Services Corp.		$3,801,385	JPY	310,945,668	11/18/2010	63,323
Royal Bank of Scotland	JPY	150,832,487		$1,843,882	11/18/2010	(30,798)
State Street Bank and Trust Co.	JPY	68,298,166		$834,931	11/18/2010	(13,939)
State Street Bank and Trust Co.		$674,726	JPY	55,131,827	11/18/2010	10,502
UBS Financial Services Inc.	GBP	915,679		$1,439,608	11/18/2010	(27,422)
UBS Financial Services Inc.		$6,943,186	EUR	5,036,732	11/18/2010	65,387
Net Unrealized Appreciation						$176,123

Currency Abbreviations:

  AUD  Australian Dollar.

  EUR  Euro.

  GBP  British Pound.

  HKD  Hong Kong Dollar.

  JPY  Japanese Yen.

Futures Contracts Open at October 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
31	Long	DAX Index Future, December 2010	$7,140,131	$354,143
37	Long	H-SHARES Index Future, November 2010	3,130,650	(142,082)
176	Long	SGX CNX NIFTY Index Future, November 2010	2,126,080	(40,848)
10	Long	Hang Seng Idex Future, November 2010	1,481,890	(30,144)
16	Long	FTSE 100 Index Future, December 2010	1,451,352	30,302
26	Long	Dow Jones Euro Stoxx 50 Index Future, December 2010	1,027,349	(8,155)
17	Long	MSCI Singapore Index Future, November 2010	970,641	(13,107)
6	Long	TOPIX Index Future, December 2010	600,969	(5,442)
		Net Unrealized Appreciation		$144,667

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  October 31, 2010

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Commercial Banks	$17,054,623	13.0%
Investment Company	11,067,614	8.5
Oil, Gas & Consumable Fuels	10,441,786	8.0
Metals & Mining	9,795,045	7.5
Pharmaceuticals	7,858,680	6.0
Chemicals	5,477,937	4.2
Food Products	5,448,226	4.2
Automobiles	3,891,005	3.0
Insurance	3,460,885	2.6
Machinery	3,386,764	2.6
Diversified Telecommunication Services	3,250,110	2.5
Industrial Conglomerates	2,959,014	2.3
Real Estate Management & Development	2,842,463	2.2
Wireless Telecommunication Services	2,761,446	2.1
Food & Staples Retailing	2,189,086	1.7
Beverages	2,177,641	1.7
Electrical Equipment	2,122,377	1.6
Media	2,034,516	1.6
Electric Utilities	2,027,644	1.5
Textiles, Apparel & Luxury Goods	1,854,042	1.4
Capital Markets - FDIC Guaranteed	1,486,883	1.1
Multi-Utilities	1,469,929	1.1
Trading Companies & Distributors	1,383,589	1.1
Electronic Equipment, Instruments & Components	1,381,110	1.1
Tobacco	1,359,562	1.0
Communications Equipment	1,247,836	1.0
Energy Equipment & Services	1,172,564	0.9
Real Estate Investment Trusts (REITs)	1,166,165	0.9
Software	1,062,869	0.8
Construction & Engineering	1,053,921	0.8
Household Durables	1,010,320	0.8
Road & Rail	986,812	0.8
Specialty Retail	908,173	0.7
Hotels, Restaurants & Leisure	881,793	0.7
Diversified Financial Services - FDIC Guaranteed	838,121	0.6
Health Care Equipment & Supplies	776,128	0.6
Office Electronics	775,685	0.6

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Aerospace & Defense	$767,611		0.6%
Household Products	767,275		0.6
Auto Components	719,907		0.6
Building Products	712,498		0.5
Semiconductors & Semiconductor Equipment	703,976		0.5
Commercial Services & Supplies	657,927		0.5
Multiline Retail	565,366		0.4
Paper & Forest Products	540,673		0.4
Construction Materials	540,600		0.4
Computers & Peripherals	511,798		0.4
Air Freight & Logistics	361,862		0.3
Personal Products	308,374		0.2
Gas Utilities	286,257		0.2
Marine	280,149		0.2
Information Technology Services	276,757		0.2
Airlines	251,039		0.2
Containers & Packaging	233,565		0.2
Professional Services	214,798		0.2
Leisure Equipment & Products	165,541		0.1
Water Utilities	156,470		0.1
Distributors	134,179		0.1
Health Care Providers & Services	132,119		0.1
Internet Software & Services	91,003		0.1
Gold Mining	89,541		0.1
Transportation Infrastructure	54,736		0.0
Consumer Finance	52,487		0.0
Life Sciences Tools & Services	46,137		0.0
Diversified Consumer Services	45,821		0.0
Internet & Catalog Retail	38,166		0.0
Independent Power Producers & Energy Traders	35,740		0.0
Biotechnology	30,679		0.0
	$130,835,415	^	100.0%

  ^  Does not include open long futures contracts with an underlying face amount of $17,929,062 and net unrealized appreciation of $144,667 and open forward foreign currency contracts with net unrealized appreciation of $176,123. Also does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

October 31, 2010

Assets:
Investments in securities, at value (cost $106,795,465) (including $5,630,408 for securities loaned)	$120,572,835
Investment in affiliates, at value (cost $16,699,218)	16,319,106
Unrealized appreciation on open forward foreign currency contracts	290,536
Cash (including foreign currency valued at $5,118,763 with a cost of $5,043,509 and $413,077 in segregation)	5,531,384
Receivable for:
Investments sold	5,177,501
Variation margin	594,523
Dividends	285,433
Foreign withholding taxes reclaimed	150,646
Dividends from affiliates	9,861
Shares of beneficial interest sold	2,865
Prepaid expenses and other assets	5,337
Total Assets	148,940,027
Liabilities:
Collateral on securities loaned, at value	6,056,526
Unrealized depreciation on open forward foreign currency contracts	114,413
Payable for:
Investments purchased	3,872,999
Shares of beneficial interest redeemed	229,078
Investment advisory fee	73,952
Transfer agent fee	71,517
Distribution fee	48,897
Administration fee	9,423
Accrued expenses and other payables	98,672
Total Liabilities	10,575,477
Net Assets	$138,364,550
Composition of Net Assets:
Paid-in-capital	$153,671,271
Net unrealized appreciation	13,852,295
Accumulated undistributed net investment income	1,030,350
Accumulated net realized loss	(30,189,366)
Net Assets	$138,364,550
Class A Shares:
Net Assets	$107,159,543
Shares Outstanding (unlimited shares authorized, $.01 par value)	8,714,629
Net Asset Value Per Share	$12.30
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.98
Class B Shares:
Net Assets	$14,175,206
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,173,131
Net Asset Value Per Share	$12.08
Class C Shares:
Net Assets	$16,162,581
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,352,058
Net Asset Value Per Share	$11.95
Class I Shares:
Net Assets	$682,136
Shares Outstanding (unlimited shares authorized, $.01 par value)	55,034
Net Asset Value Per Share	$12.39
Class R Shares:
Net Assets	$91,944
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,515
Net Asset Value Per Share	$12.23
Class W Shares:
Net Assets	$93,140
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,593
Net Asset Value Per Share	$12.27

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statement of Operations

For the year ended October 31, 2010

Net Investment Income: Income
Dividends (net of $296,732 foreign withholding tax)	$3,348,318
Income from securities loaned - net	113,016
Dividends from affiliates (net of $1,054 foreign withholding tax)	43,397
Interest	2,749
Total Income	3,507,480
Expenses
Investment advisory fee	923,549
Distribution fee (Class A shares)	269,224
Distribution fee (Class B shares)	171,584
Distribution fee (Class C shares)	163,867
Distribution fee (Class R shares)	427
Distribution fee (Class W shares)	301
Transfer agent fees and expenses	276,951
Administration fee	113,668
Custodian fees	110,093
Shareholder reports and notices	92,003
Professional fees	90,100
Registration fees	70,039
Trustees' fees and expenses	1,028
Other	127,386
Total Expenses	2,410,220
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(22,630)
Net Expenses	2,387,590
Net Investment Income	1,119,890
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	6,573
Investments in affiliates	(312,778)
Futures contracts	1,699,653
Forward foreign currency contracts	(513,732)
Foreign currency translation	316,420
Net Realized Gain	1,196,136
Change in Unrealized Appreciation/Depreciation on:
Investments	9,595,521
Investments in affiliates	247,142
Futures contracts	867,242
Forward foreign currency contracts	346,196
Foreign currency translation	105,690
Net Change in Unrealized Appreciation/Depreciation	11,161,791
Net Gain	12,357,927
Net Increase	$13,477,817

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2010	FOR THE YEAR ENDED OCTOBER 31, 2009
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,119,890	$1,547,202
Net realized gain (loss)	1,196,136	(17,228,584)
Net change in unrealized appreciation	11,161,791	42,264,663
Net Increase	13,477,817	26,583,281
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,237,415)	—
Class B shares	(235,383)	—
Class C shares	(237,045)	—
Class I shares	(15,223)	—
Class R shares	(1,546)	—
Class W shares	(1,680)	—
Total Dividends	(2,728,292)	—
Net decrease from transactions in shares of beneficial interest	(25,486,498)	(35,161,464)
Net Decrease	(14,736,973)	(8,578,183)
Net Assets:
Beginning of period	153,101,523	161,679,706
End of Period (Including accumulated undistributed net investment income of $1,030,350 and $2,744,028, respectively)	$138,364,550	$153,101,523

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward foreign currency contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2010 remains subject to examination by taxing authorities.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2010 were $5,630,408 and $6,117,775, respectively. The Fund received cash collateral of $6,057,250, of which $6,056,526 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of October 31, 2010, there was uninvested cash of $724. The remaining collateral of $60,525 was received in the form of U.S. Government obligations, which the fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in  determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

The following is the summary of the inputs used as of October 31, 2010 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$767,611	$767,611	—	—
Air Freight & Logistics	361,862	361,862	—	—
Airlines	251,039	251,039	—	—
Auto Components	719,907	719,907	—	—
Automobiles	3,626,331	3,626,331	—	—
Beverages	2,177,641	2,177,641	—	—
Biotechnology	30,679	30,679	—	—
Building Products	712,498	712,498	—	—
Capital Markets	1,486,859	1,486,859	—	—
Chemicals	5,477,937	5,477,937	—	—
Commercial Banks	16,539,691	16,539,691	—	—
Commercial Services & Supplies	657,927	657,927	—	—
Communications Equipment	1,247,836	1,247,836	—	—
Computers & Peripherals	511,798	511,798	—	—
Construction & Engineering	1,053,921	1,053,921	—	—
Construction Materials	540,600	540,600	—	—
Consumer Finance	52,487	52,487	—	—
Containers & Packaging	233,565	233,565	—	—
Distributors	134,179	134,179	—	—
Diversified Consumer Services	45,821	45,821	—	—
Diversified Financial Services	838,121	838,121	—	—
Diversified Telecommunication Services	3,215,940	3,215,940	—	—
Electric Utilities	1,906,865	1,906,865	—	—
Electrical Equipment	2,122,377	2,122,377	—	—
Electronic Equipment, Instruments & Components	1,381,110	1,381,110	—	—
Energy Equipment & Services	1,172,564	1,172,564	—	—
Food & Staples Retailing	2,189,086	2,189,086	—	—
Food Products	5,448,226	5,448,226	—	—
Gas Utilities	286,257	286,257	—	—
Gold Mining	89,541	89,541	—	—
Health Care Equipment & Supplies	776,128	776,128	—	—
Health Care Providers & Services	132,119	132,119	—	—
Hotels, Restaurants & Leisure	881,629	881,629	—	—
Household Durables	1,010,320	1,010,320	—	—

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Household Products	$737,016	$737,016	—	—
Independent Power Producers & Energy Traders	35,740	35,740	—	—
Industrial Conglomerates	2,959,014	2,959,014	—	—
Information Technology Services	276,757	276,757	—	—
Insurance	3,460,885	3,460,885	—	—
Internet & Catalog Retail	38,166	38,166	—	—
Internet Software & Services	91,003	91,003	—	—
Leisure Equipment & Products	165,541	165,541	—	—
Life Sciences Tools & Services	46,137	46,137	—	—
Machinery	3,386,764	3,386,764	—	—
Marine	280,149	280,149	—	—
Media	2,034,516	2,034,516	—	—
Metals & Mining	9,579,810	9,579,810	—	—
Multi-Utilities	1,454,349	1,454,349	—	—
Multiline Retail	565,366	565,366	—	—
Office Electronics	775,685	775,685	—	—
Oil, Gas & Consumable Fuels	10,244,782	10,244,782	—	—
Paper & Forest Products	540,673	540,673	—	—
Personal Products	308,374	308,374	—	—
Pharmaceuticals	7,858,680	7,858,680	—	—
Professional Services	214,798	214,798	—	—
Real Estate Investment Trusts (REITs)	1,165,731	1,165,731	—	—
Real Estate Management & Development	2,841,689	2,841,689	—	—
Road & Rail	986,812	986,812	—	—
Semiconductors & Semiconductor Equipment	686,284	686,284	—	—
Software	1,062,809	1,062,809	—	—
Specialty Retail	908,173	908,173	—	—
Textiles, Apparel & Luxury Goods	1,854,042	1,854,042	—	—
Tobacco	1,359,562	1,359,562	—	—
Trading Companies & Distributors	1,383,589	1,383,589	—	—
Transportation Infrastructure	54,736	54,736	—	—
Water Utilities	156,470	156,470	—	—
Wireless Telecommunication Services	2,761,446	2,761,446	—	—
Total Common Stocks	118,356,020	118,356,020	—	—
Preferred Stocks	1,381,308	1,381,308	—	—
Rights	29,224	29,224	—	—
Warrants	1,249	1,249	—	—

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Short-Term Investments
Repurchase Agreements	$1,171,133	—	$1,171,133	—
Investment Company	15,953,007	$15,953,007	—	—
Total Short-Term Investments	17,124,140	15,953,007	1,171,133	—
Forward Foreign Currency Contracts	290,536	—	290,536	—
Futures	384,445	384,445	—	—
Total	$137,566,922	$136,105,253	$1,461,669	—
Liabilities:
Forward Foreign Currency Contracts	$(114,413)	—	$(114,413)	—
Futures	(239,778)	$(239,778)	—	—
Total	$(354,191)	$(239,778)	$(114,413)	—

3. Derivative Financial Instruments

The Fund uses derivative financial instruments ("derivative instruments") for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract.

Summarized below are specific types of derivative financial instruments used by the Fund.

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Upon entering into such a contract, the Fund is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Transactions in futures contracts for the year ended October 31, 2010, were as follows:

NUMBER OF CONTRACTS
Futures, outstanding at beginning of the period	460
Futures opened	3,682
Futures closed	(3,823)
Futures, outstanding at end of the period	319

Forward Foreign Currency Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A forward contract is a negotiated agreement between the

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

During the year ended October 31, 2010, the value of forward contracts opened and closed were $1,068,010,420 and $1,089,752,049, respectively.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2010.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Foreign Currency Risk	Unrealized appreciation on open forward foreign currency contracts	$290,536		Unrealized depreciation on open forward foreign currency contracts	$(114,413)
Equity Risk	Variation margin	384,445	†	Variation margin	(239,778)†
		$674,981			$(354,191)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by types of derivative contracts for the year ended October 31, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FORWARD FOREIGN CURRENCY
Foreign Currency Risk	—	$(513,732)
Equity Risk	$1,699,653	—
Total	$1,699,653	$(513,732)

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FORWARD FOREIGN CURRENCY
Foreign Currency Risk	—	$346,196
Equity Risk	$867,242	—
Total	$867,242	$346,196

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $17,987,750 at October 31, 2010.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.0%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2010, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.0%, 0.50% and 0.35% respectively.

The Distributor has informed the Fund that for the year ended October 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $18,674 and $488, respectively and received $12,617 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended October 31, 2010, advisory fees paid were reduced by $22,630 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in "dividends from affiliates" in the Statement of Operations and totaled $29,392 for the year ended October 31, 2010. During the year ended October 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $41,779,932 and $48,054,356, respectively.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2010 aggregated $17,453,576 and $39,618,258, respectively.

For the year ended October 31, 2010, the Fund had transactions with Mitsubishi UFJ Financial Group, Inc., an affiliate of the Investment Adviser, Administrator and Distributor:

PURCHASES	SALES	NET REALIZED LOSS	INCOME	VALUE
—	$258,285	$(312,778)	$14,005	$366,099

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At October 31, 2010, investments in securities of issuers in the United Kingdom and Japan represented 18.7% and 15.5%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

At October 31, 2010, the Fund's cash balance consisted principally of interest bearing deposits with State Street, the Fund's custodian.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	731,038	$8,335,895	1,563,352	$14,659,765
Conversion from Class B	38,527	437,041	83,267	796,024
Reinvestment of dividends	187,478	2,170,992	—	—
Redeemed	(2,268,165)	(25,602,200)	(2,884,586)	(26,795,544)
Net decrease — Class A	(1,311,122)	(14,658,272)	(1,237,967)	(11,339,755)
CLASS B SHARES
Sold	69,514	814,590	165,568	1,530,130
Conversion to Class A	(39,094)	(437,041)	(84,474)	(796,024)
Reinvestment of dividends	19,413	222,279	—	—
Redeemed	(788,979)	(8,767,126)	(1,453,703)	(13,055,070)
Net decrease — Class B	(739,146)	(8,167,298)	(1,372,609)	(12,320,964)
CLASS C SHARES
Sold	37,753	439,900	159,215	1,425,797
Reinvestment of dividends	20,327	230,305	—	—
Redeemed	(295,225)	(3,230,418)	(398,485)	(3,544,619)
Net decrease — Class C	(237,145)	(2,560,213)	(239,270)	(2,118,822)
CLASS I SHARES
Sold	774	9,339	7,872	77,663
Reinvestment of dividends	1,148	13,362	—	—
Redeemed	(11,212)	(125,958)	(1,024,517)	(9,468,540)
Net decrease — Class I	(9,290)	(103,257)	(1,016,645)	(9,390,877)
CLASS R SHARES
Sold	565	6,478	267	2,964
Reinvestment of dividends and distributions	7	80	—	—
Redeemed	(396)	(4,183)	—	—
Net increase — Class R	176	2,375	267	2,964
CLASS W SHARES
Sold	—	54	511	5,990
Reinvestment of dividends and distributions	10	113	—	—
Net increase — Class W	10	167	511	5,990
Net decrease in Fund	(2,296,517)	$(25,486,498)	(3,865,713)	$(35,161,464)

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2010	FOR THE YEAR ENDED OCTOBER 31, 2009
Ordinary income	$2,728,292	—
As of October 31, 2010, the tax-basis components of accumulated losses were as follows:
Undistributed ordinary income	$1,365,556
Undistributed long-term gains	—
Net accumulated earnings	1,365,556
Foreign tax credit pass-through	128,339
Capital loss carryforward	(26,286,376)
Temporary differences	(130,076)
Net unrealized appreciation	9,615,836
Total accumulated losses	$(15,306,721)

As of October 31, 2010, the Fund had a net capital loss carryforward of $26,286,376, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$10,734,216	October 31, 2011
14,780,909	October 31, 2017
771,251	October 31, 2018

As of October 31, 2010, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open futures and forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2010 continued

Permanent differences, primarily due to foreign currency losses and tax adjustments on PFICs sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2010:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(105,276)	$130,671	$(25,395)

10. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund's financial statements and disclosures, if any, are currently being assessed by the Fund's management.

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2010		2009		2008		2007		2006
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.32		$9.29		$16.94		$13.14		$10.70
Income (loss) from investment operations:
Net investment income(1)	0.11		0.12		0.24		0.15		0.14
Net realized and unrealized gain (loss)	1.10		1.91		(7.61)		3.86		2.52
Total income (loss) from investment operations	1.21		2.03		(7.37)		4.01		2.66
Less dividends from net investment income	(0.23)		—		(0.28)		(0.21)		(0.22)
Net asset value, end of period	$12.30		$11.32		$9.29		$16.94		$13.14
Total Return(2)	10.79%		21.85%		(44.19)%		31.03%		25.21%
Ratios to Average Net Assets(3):
Total expenses	1.50	%(4)	1.69	%(4)	1.36	%(4)	1.33	%(4)(5)	1.30	%(5)
Net investment income	0.97	%(4)	1.30	%(4)	1.71	%(4)	1.18	%(4)(5)	1.18	%(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$107,160		$113,446		$104,619		$193,043		$143,730
Portfolio turnover rate	15%		36%		31%		22%		13%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.34%	1.17%
October 31, 2006	1.32	1.16

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2010		2009		2008		2007		2006
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.11		$9.19		$16.69		$12.97		$10.55
Income (loss) from investment operations:
Net investment income(1)	0.02		0.05		0.13		0.08		0.05
Net realized and unrealized gain (loss)	1.08		1.87		(7.53)		3.75		2.49
Total income (loss) from investment operations	1.10		1.92		(7.40)		3.83		2.54
Less dividends from net investment income	(0.13)		—		(0.10)		(0.11)		(0.12)
Net asset value, end of period	$12.08		$11.11		$9.19		$16.69		$12.97
Total Return(2)	9.95%		20.89%		(44.49)%		29.58%		24.28%
Ratios to Average Net Assets(3):
Total expenses	2.25	%(4)	2.44	%(4)	2.10	%(4)	2.08	%(4)(5)	2.05	%(5)
Net investment income	0.22	%(4)	0.55	%(4)	0.90	%(4)	0.43	%(4)(5)	0.43	%(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$14,175		$21,247		$30,185		$99,635		$166,184
Portfolio turnover rate	15%		36%		31%		22%		13%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.07	0.41

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2010		2009		2008		2007		2006
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.02		$9.11		$16.63		$12.94		$10.54
Income (loss) from investment operations:
Net investment income(1)	0.02		0.05		0.13		0.06		0.06
Net realized and unrealized gain (loss)	1.06		1.86		(7.47)		3.76		2.48
Total income (loss) from investment operations	1.08		1.91		(7.34)		3.82		2.54
Less dividends from net investment income	(0.15)		—		(0.18)		(0.13)		(0.14)
Net asset value, end of period	$11.95		$11.02		$9.11		$16.63		$12.94
Total Return(2)	9.89%		20.97%		(44.50)%		29.58%		24.34%
Ratios to Average Net Assets(3):
Total expenses	2.25	%(4)	2.44	%(4)	2.07	%(4)	2.08	%(4)(5)	2.04	%(5)
Net investment income	0.22	%(4)	0.55	%(4)	0.96	%(4)	0.43	%(4)(5)	0.44	%(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$16,163		$17,507		$16,660		$37,085		$30,552
Portfolio turnover rate	15%		36%		31%		22%		13%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.06	0.42

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2010		2009		2008		2007		2006
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.40		$9.33		$17.00		$13.23		$10.76
Income (loss) from investment operations:
Net investment income(1)	0.14		0.16		0.27		0.21		0.15
Net realized and unrealized gain (loss)	1.10		1.91		(7.64)		3.83		2.57
Total income (loss) from investment operations	1.24		2.07		(7.37)		4.04		2.72
Less dividends from net investment income	(0.25)		—		(0.30)		(0.27)		(0.25)
Net asset value, end of period	$12.39		$11.40		$9.33		$17.00		$13.23
Total Return(2)	11.05%		22.19%		(44.16)%		31.33%		25.61%
Ratios to Average Net Assets(3):
Total expenses	1.25	%(4)	1.44	%(4)	1.10	%(4)	1.08	%(4)(5)	1.05	%(5)
Net investment income	1.22	%(4)	1.55	%(4)	1.95	%(4)	1.43	%(4)(5)	1.43	%(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$682		$733		$10,085		$22,888		$22,974
Portfolio turnover rate	15%		36%		31%		22%		13%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.09%	1.42%
October 31, 2006	1.07	1.41

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD MARCH 31, 2008@@@
					THROUGH
	2010		2009		OCTOBER 31, 2008
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.27		$9.28		$14.14
Income (loss) from investment operations:
Net investment income(1)	0.08		0.10		0.15
Net realized and unrealized gain (loss)	1.09		1.89		(5.01)
Total income (loss) from investment operations	1.17		1.99		(4.86)
Less dividends from net investment income	(0.21)		—		—
Net asset value, end of period	$12.23		$11.27		$9.28
Total Return(2)	10.47%		21.57%		(34.44	)%(5)
Ratios to Average Net Assets(3):
Total expenses	1.75	%(4)	1.94	%(4)	1.62	%(4)(6)
Net investment income	0.72	%(4)	1.05	%(4)	1.96	%(4)(6)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$92		$83		$66
Portfolio turnover rate	15%		36%		31%

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Not Annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD MARCH 31, 2008@@@
					THROUGH
	2010		2009		OCTOBER 31, 2008
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.30		$9.28		$14.14
Income (loss) from investment operations:
Net investment income(1)	0.10		0.11		0.16
Net realized and unrealized gain (loss)	1.09		1.91		(5.02)
Total income (loss) from investment operations	1.19		2.02		(4.86)
Less dividends from net investment income	(0.22)		—		—
Net asset value, end of period	$12.27		$11.30		$9.28
Total Return(2)	10.67%		21.77%		(34.37	)%(5)
Ratios to Average Net Assets(3):
Total expenses	1.60	%(4)	1.79	%(4)	1.47	%(4)(6)
Net investment income	0.87	%(4)	1.20	%(4)	2.11	%(4)(6)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$93		$86		$66
Portfolio turnover rate	15%		36%		31%

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Not Annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York
December 23, 2010

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may obtain information about your credit worthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7. What If an Affiliated Company Becomes a Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Stategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy after serving 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and at the U.S. Department of Energy (1996-2004); Served as Chief of Naval Personnel (July 1994-September 1996); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	98	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP Director of the Armed Services YMCA of the USA and the Naval Submarine League.

Michael Bozic (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	100	Director of various business organizations.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various non-profit organizations.

Dr. Manuel H. Johnson (61) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (68) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (52) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	98	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (74) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	100	None.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (78) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, of Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	101	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (62) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	99	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Sara Furber (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Equity and Fixed Income Funds	Since September 2010	President and Principal Executive Officer (since September 2010) of the Equity and Fixed Income Funds in the Fund Complex; Managing Director and Director of the Investment Adviser and various entities affiliated with the Investment Adviser (since July 2010). Formerly, Chief Operating Officer for Global Corporate and Investment Banking at Bank of America Merrill Lynch (January 2009 to April 2010); Head of Merrill Lynch & Co. Investor Relations (July 2007 to December 2008); with senior roles in Strategy and Business Development as well as within Merrill Lynch's Global Credit & Commitments organization prior to July 2007.

Mary Ann Picciotto (37) Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc. (since April 2007).

Stefanie V. Chang Yu (44) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (45) c/o Morgan Stanley Services Company Inc. Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and Institutional Funds (since March 2010).

Mary E. Mullin (43) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

  *  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2010 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended October 31, 2010. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $1,920,425 as taxable at this lower rate.
During the taxable year ended October 31, 2010, the Fund intends to pass through foreign tax credits of $128,339, and has derived net income of $743,147 from sources within foreign countries.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Sara Furber
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2010 Morgan Stanley

INLANN
IU10-03787P-Y10/10

INVESTMENT MANAGEMENT

Morgan Stanley
International Fund

Annual Report

October 31, 2010

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2010

	Registrant			Covered Entities(1)
Audit Fees		$39,400		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$(2)
Tax Fees		$7,811	(3)		$(4)
All Other Fees	$			$
Total Non-Audit Fees		$7,811		$

Total		$47,211		$

2009

	Registrant			Covered Entities(1)
Audit Fees		$39,400		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,909,000	(2)
Tax Fees		$7,522	(3)	$1,013,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,522		$7,922,000

Total		$46,922		$7,922,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)         See table above.

(h)         The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Sara Furber
Sara Furber
Principal Executive Officer
December 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
December 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 16, 2010